Note 10 - Long-term Debt (Details Textual) - USD ($)																			1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 12, 2020	Nov. 11, 2020	Sep. 16, 2020	Sep. 10, 2020	Jun. 29, 2020	Feb. 18, 2020	Jan. 24, 2020	Jul. 26, 2019	Jul. 17, 2019	Jul. 12, 2019	Mar. 22, 2019	Dec. 11, 2018	Nov. 30, 2018	Jun. 26, 2018	May 29, 2018	Aug. 03, 2017	Jul. 21, 2017	Jun. 19, 2017	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 17, 2020	Dec. 15, 2020	Nov. 10, 2020	Jun. 11, 2020	May 29, 2020	Apr. 24, 2020	Feb. 13, 2020	Jul. 18, 2019	Jun. 28, 2019	Jun. 24, 2019	Jun. 18, 2019	Nov. 27, 2018	Oct. 26, 2018	Jul. 17, 2018	Mar. 07, 2018	Aug. 01, 2017	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	May 06, 2016	Jan. 27, 2016	Oct. 31, 2011	Aug. 30, 2011	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Long-term Debt, Gross																					$ 1,465,619,000	$ 1,426,162,000
Long-term Debt, Current Maturities, Total																					147,137,000	210,745,000
Interest Costs Capitalized to Vessels and Advances, Net																							$ 797,000
Interest Expense, Total																					66,526,000	88,289,000	61,415,000
Other Long-term Debt, Total																					728,961,000	594,350,000
Interest Costs Incurred, Total																					62,223,000	71,293,000	40,412,000
Interest Costs Capitalized																					3,274,000	2,459,000	808,000
Net Settlements On Interest Rate Swaps Qualifying for Cash Flow Hedge																					0	0	(11,000)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge [Member]
Net Settlements On Interest Rate Swaps Qualifying for Cash Flow Hedge																							11,000
Interest and Finance Costs [Member]
Interest Costs Incurred, Total																					$ 62,223,000	71,293,000	$ 40,412,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																					105.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																					125.00%
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																					$ 3,274,000	2,459,000
Interest Expense, Total																					4,191,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					32,022,000
Interest Expense, Total																				$ 4,429,000	28,410,000	$ 31,196,000
Financing Arrangements [Member]
Other Long-term Debt, Total																					$ 728,961,000
Term Loan and Other Financing Arrangements [Member]
Long-term Debt, Weighted Average Interest Rate, at Point in Time																				5.30%	4.10%	4.80%	5.30%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																					2.07%	3.75%	3.66%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																					6.34%	6.34%	6.42%
Loans Payable [Member]
Long-term Debt, Gross																					$ 736,658,000	$ 831,812,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																$ 75,000,000
Debt Instrument, Prepaid Payment on Principal																$ 1,000,000
Repayments of Long-term Debt, Total																			$ 1,000,000			9,125,000
Long-term Debt, Gross																					0	0
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																																	$ 150,000,000
Debt Instrument, Prepaid Payment on Principal					$ 8,500,000													$ 6,000,000
Long-term Debt, Gross																						22,000,000		$ 8,500,000																				$ 66,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																	75,000,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																																														$ 229,200,000
Long-term Debt, Gross																					0	0
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. Repayment [Member]
Repayments of Long-term Debt, Total								$ 90,403,000	$ 48,385,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																													$ 152,800,000
Repayments of Long-term Debt, Total									$ 88,678,000
Long-term Debt, Gross																					0	0
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																										$ 39,000,000
Repayments of Long-term Debt, Total	$ 19,500,000
Long-term Debt, Gross																						23,833,000
Debt Instrument, Amout Available to be Drawn																																											$ 39,000,000
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																																															$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																															75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																		$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Debt Instrument, Prepaid Payment on Principal														$ 4,000,000			$ 4,000,000
Long-term Debt, Gross																					0	65,375,000																			$ 116,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																																			$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Repayments of Long-term Debt, Total							$ 1,385,000
Long-term Debt, Gross																					0	18,080,000																		$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount																$ 17,625,000
Long-term Debt, Gross																					11,775,000	13,575,000
Debt Agreement, Maximum Borrowing Capacity																																							$ 17,625,000
Debt Instrument, Periodic Payment, Total																					450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					8,625,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																						$ 233,000,000
Debt Instrument, Prepaid Payment on Principal											$ 5,805,000				$ 4,477,000
Long-term Debt, Gross																					27,666,000	0
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																																					$ 48,000,000
Long-term Debt, Gross																					20,400,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Debt Instrument, Periodic Payment, Total																					400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					12,800,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-term Debt, Gross																					20,400,000
Debt Instrument, Periodic Payment, Total																					400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					12,800,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																																				$ 25,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Term Loan, per Tranche Information [Member]
Long-term Debt, Gross																					7,620,000
Debt Instrument, Periodic Payment, Total																					610,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					6,400,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																																			$ 55,000,000
Debt Instrument, Prepaid Payment on Principal																						10,615,000
Proceeds from Issuance of Long-term Debt, Total		$ 5,803,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche A [Member]
Long-term Debt, Gross																					12,000,000
Debt Instrument, Periodic Payment, Total																					1,000,000
Proceeds from Issuance of Debt													$ 28,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche B [Member]
Long-term Debt, Gross																					22,188,000
Proceeds from Issuance of Debt												$ 27,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																		$ 136,000,000
Long-term Debt, Gross																					113,200,000	128,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																	$ 68,000,000
Long-term Debt, Gross																					60,500,000	66,500,000
Debt Instrument, Periodic Payment, Total																					1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					26,000,000
Proceeds from Issuance of Debt										$ 68,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																																$ 150,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member] | Three Tranches Per Tranche Info [Member]
Long-term Debt, Gross																					45,183,000
Debt Instrument, Periodic Payment, Total																					963,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					26,880,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																															$ 94,000,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member] | Two Tranches Per Tranche Info [Member]
Long-term Debt, Gross																					40,472,000
Debt Instrument, Periodic Payment, Total																					1,005,700
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					21,364,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																														$ 30,000,000
Proceeds from Issuance of Long-term Debt, Total						$ 30,000,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche A [Member]
Long-term Debt, Gross																					27,666,000
Debt Instrument, Periodic Payment, Total																					194,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					4,646,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche B [Member]
Debt Instrument, Periodic Payment, Total																					199,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					4,566,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche C [Member]
Debt Instrument, Periodic Payment, Total																					190,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					4,210,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche D [Member]
Debt Instrument, Periodic Payment, Total																					195,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					4,130,000
Loans Payable [Member] | Loan Agreement to Refinance Costis Maritime Co., Christos Maritime Co., Capetanissa Maritime Co., Rena Maritime Corporation, and Joyner Carriers S.A. Loans [Member]
Debt Instrument, Face Amount																													$ 70,000,000
Long-term Debt, Gross																					65,500,000
Debt Instrument, Periodic Payment, Total																					2,250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					25,000,000
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																												$ 70,000,000
Long-term Debt, Gross																					64,800,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					29,200,000
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																											$ 70,000,000
Repayments of Long-term Debt, Total			$ 4,878,000	$ 1,450,000
Long-term Debt, Gross																					58,396,000
Debt Instrument, Periodic Payment, Total																					2,637,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					21,467,000
Long-term Debt, Current Maturities, Total																					4,861,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																									$ 8,100,000
Long-term Debt, Gross																					8,100,000
Debt Instrument, Periodic Payment, Total																					2,025,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Debt Instrument, Face Amount																										$ 20,000,000
Long-term Debt, Gross																					20,000,000
Debt Instrument, Periodic Payment, Total																					650,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 7,000,000
Loans Payable [Member] | Kelsen Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																	$ 75,000,000
Loans Payable [Member] | Christos Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																															$ 75,000,000